Nature of Business (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 item	Dec. 31, 2012 item
Nature of Business
Number of protein therapeutics internally discovered	3	3
Number of ongoing Phase 2 clinical trials	12	12